Note 11 - Summary of Stock Options (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 23, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 22, 2014
Note 11 - Summary of Stock Options (Details) [Line Items]
Conversion of Stock, Exchange Ratio	0.0080497
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		841,739
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,901,476	95,581
Allocated Share-based Compensation Expense		$ 184,000	$ 87,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		496,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		44,000	140,000
Stock Options, Acceleration of Vesting, Number		140,000
Selling, General and Administrative Expenses [Member] | Acceleration of Vesting of Approximately 140,000 Affected Stock Options [Member]
Note 11 - Summary of Stock Options (Details) [Line Items]
Allocated Share-based Compensation Expense		103,000
Employee Stock Option [Member]
Note 11 - Summary of Stock Options (Details) [Line Items]
Allocated Share-based Compensation Expense		$ 184,000	$ 87,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years 266 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Holdings Greater than 10% of Shares Outstanding [Member] | The 2013 Plan [Member]
Note 11 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years
Employees [Member]
Note 11 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,901,476
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.32
2005 Plan [Member]
Note 11 - Summary of Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		22,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		22,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 12.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years 109 days
The 2006 Stock Option Plan [Member]
Note 11 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		322,069
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 1.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		7 years 299 days
Conversion of Stock, Exchange Ratio		0.0080497
The 2013 Plan [Member]
Note 11 - Summary of Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		841,739
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		1,947,619
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		9 years 226 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent		110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	3,111,587			113,826